AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

August 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.2%
Long-Term Municipal Bonds - 94.2%
New York - 85.2%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$4,672,884
Brookhaven Local Development Corp. (Jefferson’s Ferry)
Series 2016
5.25%, 11/01/36	1,500	1,773,525
Buffalo & Fort Erie Public Bridge Authority
Series 2017
5.00%, 1/01/42	2,250	2,685,510
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,473,738
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,534,855
5.50%, 11/01/44	1,625	1,758,754
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School)
5.00%, 6/01/52 (a)	500	544,710
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,084,820
City of New York NY
Series 2016A
5.00%, 8/01/37	5,000	6,064,100
Series 2016B
5.00%, 12/01/34	2,000	2,467,520
Series 2016C
5.00%, 8/01/32	5,000	6,081,200
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,172,075
5.50%, 6/15/32	1,320	1,447,723
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	6,375,253
Series 2016C
5.00%, 4/01/34-4/01/36	10,420	12,491,901
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2014A
5.00%, 7/01/44	4,175	4,922,951
Series 2016B
5.00%, 7/01/46	4,980	5,865,046
East Rochester Housing Authority (St. John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	2,655,213
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/28 (Pre-refunded/ETM)	7,260	7,924,072

	Principal Amount (000)	U.S. $ Value
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	$650	$692,374
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,305,951
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/42	5,000	6,100,900
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24 (b)(c)	1,000	1,003,360
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,780,875
Series 2014A
5.00%, 9/01/35	1,000	1,165,010
Series 2016B
5.00%, 9/01/30-9/01/36	10,915	13,442,729
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29 (Pre-refunded/ETM)	4,300	4,685,624
Series 2012F
5.00%, 11/15/27	7,070	7,894,362
Series 2014B
5.00%, 11/15/44	12,000	13,645,920
Series 2017C
5.00%, 11/15/33	5,000	6,302,600
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2016A
5.25%, 11/15/34-11/15/35	15,740	19,834,836
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The))
Series 2017
5.00%, 12/01/34	1,150	1,381,323
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32 (b)	1,590	1,624,869
Series 2014C
2.00%, 1/01/49 (b)(d)(e)(f)	572	93,029
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	6,712,731
New York City Municipal Water Finance Authority
Series 2013BB
5.00%, 6/15/46	5,000	5,646,300
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	5,160	6,158,305

	Principal Amount (000)	U.S. $ Value
Series 2018S
5.00%, 7/15/43	$7,000	$8,705,270
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM) (b)	5	5,701
5.00%, 5/01/32 (g)	4,995	5,681,063
5.00%, 5/01/33	7,500	8,517,825
Series 2016F
5.00%, 2/01/32	10,000	12,195,400
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,768,704
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	10,152,268
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	18,315,336
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,413,969
New York Liberty Development Corp. (One Bryant Park LLC)
2.625%, 9/15/69 (h)	725	749,998
2.80%, 9/15/69 (h)	5,780	6,009,813
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,695,024
New York State Dormitory Authority
Series 2011A
5.00%, 7/01/28 (Pre-refunded/ETM)	3,190	3,427,974
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,446,003
New York State Dormitory Authority (Catholic Health System Obligated Group)
5.00%, 7/01/35	1,245	1,563,334
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,087,623
Series 2008C
5.00%, 7/01/29	2,000	2,066,040
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	7,102,590
New York State Dormitory Authority (Montefiore Obligated Group)
Series 2018
5.00%, 8/01/32-8/01/35	5,465	6,810,211

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/26	$6,795	$7,003,403
New York State Dormitory Authority (New School (The))
Series 2016A
5.00%, 7/01/35-7/01/36	5,815	7,044,610
New York State Dormitory Authority (New York University)
Series 2016A
5.00%, 7/01/36	2,000	2,457,920
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,970,750
New York State Dormitory Authority (NYU Langone Hospitals)
Series 2014
5.00%, 7/01/31	1,000	1,170,510
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/32-12/01/37 (a)	4,000	4,766,160
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	765	766,729
New York State Dormitory Authority (Pratt Institute)
Series 2016
5.00%, 7/01/30	1,000	1,219,160
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	5,498,064
New York State Dormitory Authority (St. John’s University)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,370,220
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015E
5.00%, 3/15/34	4,000	4,847,640
Series 2017B
5.00%, 2/15/33	12,095	15,192,650
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,301,300
Series 2017A
5.00%, 7/01/37	2,515	3,113,218
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,790,249

	Principal Amount (000)	U.S. $ Value
Series 2012A
5.00%, 7/01/31	$1,200	$1,322,796
New York State Dormitory Authority (Trustees of Columbia University in the City of New York (The))
5.00%, 10/01/45	3,250	5,138,152
Series 2018A
5.00%, 10/01/48	9,425	15,207,049
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,060,900
Series 2017E
5.00%, 6/15/42	2,100	2,592,282
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,809,650
Series 2016A
5.00%, 1/01/32	5,000	6,061,450
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/28	5,000	5,200,800
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/21-8/01/31	9,440	9,973,899
New York Transportation Development Corp. (Delta Air Lines, Inc.)
Series 2018
5.00%, 1/01/30-1/01/36	16,245	19,665,186
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
4.00%, 7/01/32-7/01/33	4,250	4,576,618
5.00%, 7/01/34-7/01/46	5,490	6,203,934
Niagara Area Development Corp. (Covanta Holding Corp.)
Series 2018A
4.75%, 11/01/42 (a)	5,000	5,319,350
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM) (b)	2,610	2,898,509
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	3,000	3,498,840
Onondaga County Trust for Cultural Resources (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,319,646
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46 (b)	2,140	2,224,209
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	13,000	13,437,970

	Principal Amount (000)	U.S. $ Value
Series 2013178
5.00%, 12/01/31	$5,000	$5,754,450
Series 2014
5.00%, 9/01/31	5,000	5,870,150
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	5,605	5,846,744
Schenectady County Capital Resource Corp. (Trustees of Union College)
Series 2017
5.00%, 1/01/40	2,600	3,119,246
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM) (b)	875	938,621
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,468,293
Series 2014C
5.00%, 7/01/31	2,500	2,837,275
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,450,869
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/28 (Pre-refunded/ETM)	5,000	5,474,200
Series 2013C
5.00%, 11/15/32	5,000	5,682,500
Series 2017B
5.00%, 11/15/36	3,000	3,729,030
Series 2018
5.00%, 11/15/43	5,000	6,239,400
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,107,790
TSASC, Inc./NY
5.00%, 6/01/45	3,350	3,314,323
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz)
Series 2017
5.00%, 9/15/37 (b)	1,515	1,559,390
5.25%, 9/15/42-9/15/53 (b)	875	901,928
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	11,584,200
Westchester County Healthcare Corp./NY
Series 2010B
6.00%, 11/01/30 (Pre-refunded/ETM) (b)	870	920,060
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group)
Series 2010B
6.00%, 11/01/30	130	137,229

	Principal Amount (000)	U.S. $ Value
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	$1,800	$1,937,160
Westchester County Local Development Corp. (Purchase Housing Corp. II)
Series 2017
5.00%, 6/01/42-6/01/47	2,000	2,356,920
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	6,825	7,760,161
Westchester Tobacco Asset Securitization/NY
Series 2016B
5.00%, 6/01/41	1,000	1,095,570

		567,290,426

Alabama - 0.2%
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
5.25%, 5/01/44 (a)(b)	1,185	1,368,367

American Samoa - 0.3%
American Samoa Economic Development Authority (Territory of American Samoa)
7.125%, 9/01/38 (a)	1,270	1,432,509
Series 2015A
6.625%, 9/01/35	280	302,297

		1,734,806

California - 0.4%
Golden State Tobacco Securitization Corp.
Series 2018A
5.00%, 6/01/47 (b)	2,385	2,444,959

Colorado - 0.0%
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/44	250	304,647

Florida - 1.1%
Capital Trust Agency, Inc. (Provision Cares Proton Therapy Center - Orlando)
Series 2018A
7.50%, 6/01/48 (a)(b)	235	260,112
Florida Development Finance Corp.
1.90%, 1/01/49 (Pre-refunded/ETM)	5,000	5,001,300
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.50%, 1/01/49 (a)(b)	1,235	1,176,313
Marshall Creek Community Development District
Series 2016
6.32%, 5/01/45 (b)	45	44,100

	Principal Amount (000)	U.S. $ Value
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A)
Series 2002
5.00%, 5/01/32 (b)	$625	$614,038

		7,095,863

Guam - 1.5%
Guam Government Waterworks Authority
Series 2016
5.00%, 1/01/46	1,275	1,448,808
Series 2017
5.00%, 7/01/34-7/01/40	2,475	2,891,732
Guam Power Authority
Series 2017A
5.00%, 10/01/36-10/01/38	4,430	5,150,635
Territory of Guam
5.00%, 11/15/31	140	165,095

		9,656,270

Illinois - 0.3%
Chicago Board of Education
Series 2018A
5.00%, 12/01/31	1,710	1,995,467

Indiana - 0.1%
Indiana Finance Authority (RES Polyflow Indiana LLC)
7.00%, 3/01/39 (a)(b)	800	826,280

Michigan - 0.0%
City of Detroit MI
5.00%, 4/01/36	245	276,598

North Dakota - 0.0%
County of Grand Forks ND (Red River Biorefinery LLC)
Series 2018
5.375%, 9/15/38 (a)(b)	250	245,455

Ohio - 0.2%
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016A
4.375%, 6/01/33 (b)	1,500	1,545,000

Puerto Rico - 1.7%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	710	792,928
Puerto Rico Highway & Transportation Authority
AGC Series 2005L
5.25%, 7/01/41	645	712,280
AGC Series 2007N
5.25%, 7/01/34-7/01/36	1,630	1,816,724
AGM Series 2007C
5.25%, 7/01/36	100	111,211

	Principal Amount (000)	U.S. $ Value
NATL Series 2005L
5.25%, 7/01/35	$120	$128,960
NATL Series 2007N
5.25%, 7/01/32	135	145,941
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,842,083
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	1,715	1,755,731
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	1,001,340
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico)
NATL Series 2007
6.00%, 7/01/25	340	376,860
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/29 (b)	654	480,258
Series 2019A
5.00%, 7/01/58 (b)	2,055	2,142,666

		11,306,982

Tennessee - 0.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax)
Series 2016A
5.00%, 12/01/35 (a)(b)	820	860,024
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
4.00%, 8/01/37-8/01/38	195	219,276
5.00%, 8/01/44-8/01/49	1,245	1,516,633

		2,595,933

Texas - 2.7%
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (a)	1,455	1,572,607
Port of Port Arthur Navigation District
1.90%, 6/01/49 (Pre-refunded/ETM) (a)	11,000	11,000,660
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	2,833,650

	Principal Amount (000)	U.S. $ Value
7.50%, 6/30/32	$1,225	$1,292,216
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,375,974

		18,075,107

Wisconsin - 0.1%
Wisconsin Public Finance Authority (Maryland Proton Treatment Center LLC)
Series 2018A-1
6.375%, 1/01/48 (a)(b)	525	563,383

Total Municipal Obligations (cost $582,525,854)		627,325,543

	Shares
SHORT-TERM INVESTMENTS - 5.8%
Investment Companies - 5.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.07% (i)(j)(k) (cost $38,384,226)	38,384,226	38,384,226

Total Investments - 100.0% (cost $620,910,080) (l)		665,709,769
Other assets less liabilities - 0.0%		87,247

Net Assets - 100.0%		$665,797,016

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	34,300	6/17/21	3 Month LIBOR	1.907%	Quarterly/ Semi-Annual	$168,688	$	– 0	–	$168,688
USD	20,110	8/09/22	3 Month LIBOR	1.486%	Quarterly/ Semi-Annual	38,306		– 0	–	38,306

						$206,994	$	– 0	–	$206,994

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	6,660	8/09/24	1.690%	CPI	#	Maturity	$(16,581)	$(6,418)	$(10,163)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	31,790	6/17/24	1.760%	CPI	#	Maturity	$(173,390)	$	– 0	–	$(173,390)

							$(189,971)		$(6,418)		$(183,553)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	USD	18,359	9/20/20	2.263%	CPI	#	Maturity	$(268,257)
Barclays Bank PLC	USD	16,956	10/15/20	2.208%	CPI	#	Maturity	(224,986)
Barclays Bank PLC	USD	9,401	10/15/20	2.210%	CPI	#	Maturity	(125,213)
Citibank, NA	USD	12,330	10/17/20	2.220%	CPI	#	Maturity	(165,805)
JPMorgan Chase Bank, NA	USD	16,575	8/30/20	2.210%	CPI	#	Maturity	(228,629)
JPMorgan Chase Bank, NA	USD	22,200	7/15/24	2.165%	CPI	#	Maturity	(405,891)

								$(1,418,781)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, the aggregate market value of these securities amounted to $29,935,930 or 4.5% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.15% of net assets as of August 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
5.25%, 1/01/24	11/13/14	$1,000,000	$1,003,360	0.15%
(d)	Illiquid security.
(e)	Non-income producing security.
(f)	Defaulted.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)	When-Issued or delayed delivery security.
(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,104,494 and gross unrealized depreciation of investments was $(1,700,145), resulting in net unrealized appreciation of $43,404,349.

As of August 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.9% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB New York Portfolio

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$602,584,912		$24,740,631		$627,325,543
Short-Term Investments		38,384,226		– 0	–	– 0	–	38,384,226

Total Investments in Securities		38,384,226		602,584,912		24,740,631		665,709,769
Other Financial Instruments (a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	206,994		– 0	–	206,994
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(189,971)		– 0	–	(189,971)
Inflation (CPI) Swaps		– 0	–	(1,418,781)		– 0	–	(1,418,781)

Total		$38,384,226		$601,183,154		$24,740,631		$664,308,011

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/19	$23,371,581		$23,371,581
Accrued discounts/(premiums)	2,817		2,817
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	337,704		337,704
Purchases	1,028,529		1,028,529
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 8/31/19	$24,740,631		$24,740,631

Net change in unrealized appreciation/depreciation from investments held as of 8/31/19	$337,704		$337,704

As of August 31, 2019, all Level 3 securities were priced by third party vendors.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended August 31, 2019 is as follows:

Fund	Market Value 5/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$10,869	$50,813	$23,298	$38,384	$163